DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2018
DISCONTINUED OPERATIONS [Line Items]
Cash Flow Statement, Discontinued Operations
The condensed cash flow for the Online Gaming was as follows for the year ended December 31, 2016:

Year ended December 31,
2016

Net cash provided by operating activities	$11,171
Net cash provided by investing activities	$25

Summary of operating results from discontinued operations included in the Company's consolidated statement of operations
The operating results from discontinued operations included in the Company's consolidated statement of operations were as follows for the year ended December 31, 2016.

Year ended December 31,
2016

Renren Games

Major classes of line items constituting pretax profit (loss) of discontinued operations
Net revenues	$1,699
Cost of revenues	(871)
Selling, research and development, and general and administrative expenses	(485)
Impairment of intangible assets	-

Other income and expenses that are not major	150

Income from the operations of the discontinued operations, before income tax	493
Income tax expenses	(102)
Income from the operations of the discontinued operations, net of tax	391

Gain on deconsolidation of the subsidiaries, net of tax	8,310

Gain on disposal of equity method investment, net of tax	-

Gain from the discontinued operations, net of tax	$8,701

Renren Games [Member]
DISCONTINUED OPERATIONS [Line Items]
Schedule of calculation of gain (loss) on deconsolidation
On March 31, 2016, the Company calculated a gain regarding such disposition as follows:

As of
March 31, 2016

The proceeds	$17,500
Less: The repayment of intercompany loans provided by the Company	7,500

Net consideration	10,000

Less: Cash and cash equivalents	15,982
Prepaid expenses and other current assets	2,737
Property and equipment, net	194
Intangible assets, net	263
Other non-current assets	1,508
Accounts payable	(1,209)
Accrued expenses and other current liabilities	(7,062)
Amount due to the Company	(7,500)
Deferred revenue	(3,677)

Net assets of Online Gaming	1,236

Less: Tax expenses	454

Gain on deconsolidation of Online Gaming	$8,310

Renren SNS [Member]
DISCONTINUED OPERATIONS [Line Items]
Schedule of calculation of gain (loss) on deconsolidation
On December 29, 2018, the Company calculated a gain regarding the disposal of the SNS Business as follows.

As of
December 31, 2018

Total proceeds	$60,000

Less: Property and equipment, net	8

Net assets of Renren SNS	8
Less: Accumulated other comprehensive income	336

Less: Tax expenses	-

Gain on deconsolidation of Renren SNS	$59,656

Cash Flow Statement, Discontinued Operations
The carrying amounts of assets and liabilities recorded as discontinued operations in the consolidated balance sheet in connection with SNS as of December 31, 2017 were immaterial. The condensed cash flow from operating of Renren SNS Business were as follows for the years ended December 31, 2016, 2017 and 2018. The condensed cash flow from investing of Renren SNS Business were immaterial.

	Years ended December 31,
	2016	2017	2018
	Renren SNS	Renren SNS	Renren SNS

Net cash used in operating activities	(22,589)	(8,144)	(1,437)

Summary of operating results from discontinued operations included in the Company's consolidated statement of operations
The operating results from discontinued operations included in the Company's consolidated statement of operations were as follows for the years ended December 31, 2016, 2017 and 2018.

	Years ended December 31,
	2016	2017	2018
	Renren SNS	Renren SNS	Renren SNS

Major classes of line items constituting pretax profit of discontinued operations
Net revenues	$10,956	$22,372	$19,679
Cost of revenues	(9,545)	(17,264)	(14,997)
Selling, research and development, and general and administrative expenses	(20,279)	(13,536)	(7,523)
Loss from the operations of the discontinued operations, before income tax	(18,868)	(8,428)	(2,841)
Income tax expenses	-	-	-
Loss from the operations of the discontinued operations, net of tax	(18,868)	(8,428)	(2,841)

Gain on deconsolidation of the subsidiaries, net of tax	-	-	59,656

(Loss) gain from the discontinued operations, net of tax	$(18,868)	$(8,428)	$56,815

Oak Pacific Investment [Member]
DISCONTINUED OPERATIONS [Line Items]
Schedule of calculation of gain (loss) on deconsolidation
On June 30, 2018, the Company calculated a gain regarding such disposition as follows:

As of
June 30, 2018

Fair value of OPI	$500,000

Less: Cash and cash equivalents	35,274
Accounts and notes receivable, net	64
Prepaid expenses and other current assets	16,344
Property and equipment, net	12
Amount due from the Company	15,190
Equity method investments	268,515
Equity investments without readily determinable fair values	144,096
Available-for-sale investment	90,615
Other non-current assets	14
Short term loan	(14,336)
Accounts payable	(96)
Accrued expenses and other current liabilities	(872)
Amount due to the Company	(102,304)
Deferred revenue	(13)
Income tax payable	(910)
Long-term liabilities	(112,604)
Other Long-term liabilities	(21,430)

Net assets of OPI	317,559

Less: tax expenses	-

Gain on deconsolidation of OPI	$182,441

Cash Flow Statement, Discontinued Operations
The following table summarizes the carrying amounts of the major classes of assets and liabilities recorded as discontinued operations in the consolidated balance sheet as of December 31, 2017. There was no discontinued operations on the balance sheet as of December 31, 2018 as the private placement was completed.

As of
December 31, 2017

Cash and cash equivalents	$3,396
Accounts and notes receivable, net	162
Amounts due from related parties	15,036
Prepaid expenses and other current assets	1,957
Current assets classified as discontinued operations	$20,551

Property and equipment, net	16
Long-term investment	530,624
Other non-current asset	23
Non-current assets classified as discontinued operations	$530,663

Accounts payable	951
Accrued expenses and other current payables	14,021
Amount due to related parties	10,687
Deferred revenue	56
Income tax payable	925
Long-term debt - current	52,604
Current liabilities classified as discontinued operations	$79,244
Other non-current liabilities	6,356
Non-current liabilities classified as discontinued operations	$6,356

The condensed cash flow of OPI were as follows for the years ended December 31, 2016, 2017 and 2018:

	Years ended December 31,
	2016	2017	2018
	OPI	OPI	OPI

Net cash provided by (used in) operating activities	52,060	7,532	(28,134)
Net cash (used in) provided by investing activities	(53,818)	(8,450)	12
Net cash provided by financing activities	-	-	60,000

Summary of operating results from discontinued operations included in the Company's consolidated statement of operations
The operating results from discontinued operations included in the Company's consolidated statement of operations were as follows for the years ended December 31, 2016, 2017 and 2018.

	Years ended December 31,
	2016	2017	2018
	OPI	OPI	OPI

Major classes of line items constituting pretax profit of discontinued operations
Net revenues	$4,927	$5,106	$895
Cost of revenues	(1,645)	(3,820)	(834)
Selling, research and development, and general and administrative expenses	(3,451)	(3,046)	(1,394)
Other income (expense)	4,552	(1,424)	371
Interest expense	(5,245)	(5,822)	(3,142)
Realized loss on short-term investment	(43)	-	-
Impairment of long term investment	(100,823)	(113,073)	(2,180)
Loss from the operations of the discontinued operations, before income tax	(101,728)	(122,079)	(6,284)
Income tax expenses	-	-	-
(Loss) Gain of equity method investment	(10,343)	11,255	(9,674)
Loss from the operations of the discontinued operations, net of tax	(112,071)	(110,824)	(15,958)

Gain on deconsolidation of the subsidiaries, net of tax	-	-	182,441

(Loss) gain from the discontinued operations, net of tax	$(112,071)	$(110,824)	$166,483